Insurance Contracts - Summary of Risk Management of insurance risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Various Types of Insurance [Line Items]
Exposure	₩ 20,315,871	₩ 18,011,796
Insurance contracts
Various Types of Insurance [Line Items]
Exposure	20,356,903	18,049,198
Death
Various Types of Insurance [Line Items]
Exposure	8,785,488	6,953,754
Health
Various Types of Insurance [Line Items]
Exposure	128,659	(48,153)
Pension
Various Types of Insurance [Line Items]
Exposure	6,351,320	6,663,112
Asset Linked
Various Types of Insurance [Line Items]
Exposure	40,605	43,932
Variable death
Various Types of Insurance [Line Items]
Exposure	1,527,905	1,157,036
Variable Pension
Various Types of Insurance [Line Items]
Exposure	3,522,926	3,279,517
Reinsurance contract
Various Types of Insurance [Line Items]
Exposure	₩ (41,032)	₩ (37,402)